                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/09

Check here if Amendment [ ]; Amendment Number: ______
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Alliance Trust PLC
Address: Meadow House
         64 Reform Street
         Dundee, Scotland DD1 1TJ
         United Kingdom

Form 13F File Number: 28-13036

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Ian Anderson
Title: Assistant Secretary
Phone: +44 1382 321000

Signature, Place, and Date of Signing:


/s/ Ian Anderson                 Dundee, Scotland, United Kingdom   May 12, 2009
------------------------------   --------------------------------   ------------
[Signature]                                [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:          58
Form 13F Information Table Value Total:   1,060,029 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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                           FORM 13F INFORMATION TABLE

Alliance Trust Holdings as at 31.03.2009

                                                                                                                  VOTING AUTHORITY
                                            TITLE OF            VALUE    SHRS OR  SH/ PUT/ INVESTMENT   OTHER  ---------------------
               NAME OF ISSUER                 CLASS   CUSIP   (X$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
               --------------               --------  -----   --------   -------  --- ---- ---------- -------- --------- ------ ----
TIME WARNER INC COM USD0.01                  EQUITY  2712165      1,947   106,824 SH          SOLE      NONE     106,824
APPLE INC COM NPV                            EQUITY  2046251        798     7,600 SH          SOLE      NONE       7,600
ABBOTT LABS COM NPV                          EQUITY  2002305     34,252   718,068 SH          SOLE      NONE     718,068
ACCENTURE LTD BERM CLS'A'COM USD0.0000225    EQUITY  2763958      1,201    43,700 SH          SOLE      NONE      43,700
ADOBE SYSTEMS INC COM USD0.0001              EQUITY  2008154     10,057   471,058 SH          SOLE      NONE     471,058
AMERON INTL CORP COM USD2.50                 EQUITY  2030942        632    12,000 SH          SOLE      NONE      12,000
AMER TOWER CORP CL'A'COM USD0.01             EQUITY  2253608     25,535   841,066 SH          SOLE      NONE     841,066
ABERCROMBIE & FITC CL'A'COM USD0.01          EQUITY  2004185      2,605   109,700 SH          SOLE      NONE     109,700
AMER EXPRESS CO COM USD0.20                  EQUITY  2026082        466    34,200 SH          SOLE      NONE      34,200
BAXTER INTL INC COM USD1                     EQUITY  2085102     13,755   268,753 SH          SOLE      NONE     268,753
CCC GLOBAL ENVIRONMENTAL OPPORTUNITIES FUND
   LTD                                       EQUITY  CCC GEO     16,066   160,000 SH          SOLE      NONE     160,000
CLEAN HARBORS INC COM USD0.01                EQUITY  2202473     11,302   235,455 SH          SOLE      NONE     235,455
CON-WAY INC COM USD0.625                     EQUITY  2217228        716    40,000 SH          SOLE      NONE      40,000
CONSOL ENERGY INC COM USD0.01                EQUITY  2413758        377    15,000 SH          SOLE      NONE      15,000
CISCO SYSTEMS COM USD0.001                   EQUITY  2198163     20,564 1,229,162 SH          SOLE      NONE   1,229,162
CVS CAREMARK CORP COM STK USD0.01            EQUITY  2577609     19,661   716,762 SH          SOLE      NONE     716,762
CORRECTIONS CORP COM USD0.01                 EQUITY  2759418      1,601   125,000 SH          SOLE      NONE     125,000
DELL INC COM USD0.01                         EQUITY  2261526        751    79,510 SH          SOLE      NONE      79,510
DIAMOND OFFSHORE COM USD0.01                 EQUITY  2261021     34,372   547,854 SH          SOLE      NONE     547,854
AMDOCS ORD GBP0.01                           EQUITY  2256908     21,267 1,149,592 SH          SOLE      NONE   1,149,592
DAVITA INC COM USD0.001                      EQUITY  2898087     14,793   337,426 SH          SOLE      NONE     337,426
ENERGY SOLUTIONS I DEP SHS REP 1 COM
   USD0.01                                   EQUITY  B293735        688    80,000 SH          SOLE      NONE      80,000
EXELON CORP COM NPV                          EQUITY  2670519      9,066   200,000 SH          SOLE      NONE     200,000
F5 NETWORK INC COM STK NPV                   EQUITY  2427599        419    20,000 SH          SOLE      NONE      20,000
FLIR SYSTEMS INC COM USD0.01                 EQUITY  2344717      1,024    50,000 SH          SOLE      NONE      50,000
HEICO CORP COM USD0.01                       EQUITY  2419217    412,760    17,000 SH          SOLE      NONE      17,000
HOLOGIC INC COM USD0.01                      EQUITY  2433530      7,325   560,000 SH          SOLE      NONE     560,000

                                                                                                               VOTING
                                           TITLE OF            VALUE   SHRS OR   SH/ PUT/ INVESTMENT  OTHER   AUTHORITY
           NAME OF ISSUER                   CLASS    CUSIP   (X$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
           --------------                  -------- ------- ---------- --------- --- ---- ---------- -------- --------- ------ -----
INTERMEC INC COM USD0.01                   EQUITY   2116842      4,878   469,500 SH          SOLE      NONE     469,500
INTEL CORP COM USD0.001                    EQUITY   2463247     24,978 1,661,882 SH          SOLE      NONE   1,661,882
INTEROIL CORP COM NPV                      EQUITY   B02SJF9     25,194   906,900 SH          SOLE      NONE     906,900
ITT CORPORATION COM USD1                   EQUITY   2465760     19,084   496,600 SH          SOLE      NONE     496,600
JOHNSON & JOHNSON COM USD1                 EQUITY   2475833     32,628   620,661 SH          SOLE      NONE     620,661
JOY GLOBAL INC COM USD1                    EQUITY   2781905      7,119   335,000 SH          SOLE      NONE     335,000
MONSANTO COM STK USD0.01                   EQUITY   2654320      4,293    51,700 SH          SOLE      NONE      51,700
MCCORMICK & SCHMIC COM STK USD0.001        EQUITY   B01YX34        727   186,500 SH          SOLE      NONE     186,500
VAIL RESORTS INC COM STK USD0.01           EQUITY   2954194        817    40,000 SH          SOLE      NONE      40,000
MUELLER WATER PROD COM STK USD0.01 SER 'A' EQUITY   B15RZR4     10,725 3,300,000 SH          SOLE      NONE   3,300,000
NETAPP INC COM USD0.001                    EQUITY   2630643     11,373   770,000 SH          SOLE      NONE     770,000
NORTHWEST PIPE CO COM USD0.01              EQUITY   2035925      1,045    36,700 SH          SOLE      NONE      36,700
NEW YORK COMMTY COM USD0.01                EQUITY   2711656     38,263 3,437,851 SH          SOLE      NONE   3,437,851
PLUM CREEK TMBR CO COM USD0.01             EQUITY   2692397     19,030   654,869 SH          SOLE      NONE     654,869
PROCTER & GAMBLE COM NPV                   EQUITY   2704407      3,626    77,126 SH          SOLE      NONE      77,126
PHILIP MORRIS INTL COM STK NPV             EQUITY   B2PKRQ3     38,435 1,082,065 SH          SOLE      NONE   1,082,065
PSYCHIATRIC SOLUTI COM USD0.01             EQUITY   2975333        315    20,000 SH          SOLE      NONE      20,000
PRAXAIR INC COM USD0.01                    EQUITY   2699291      2,667    39,700 SH          SOLE      NONE      39,700
ROSS STORES INC COM USD0.01                EQUITY   2746711     18,800   525,000 SH          SOLE      NONE     525,000
REPUBLIC SERVICES COM USD0.01              EQUITY   2262530     28,533 1,663,715 SH          SOLE      NONE   1,663,715
SINA CORP ORD USD0.133                     EQUITY   2579230      2,690   116,000 SH          SOLE      NONE     116,000
SCHLUMBERGER COM USD0.01                   EQUITY   2779201      6,081   150,028 SH          SOLE      NONE     150,028
SAFEWAY INC COM USD0.01                    EQUITY   2767165     17,942   890,846 SH          SOLE      NONE     890,846
SYSCO CORP COM USD1                        EQUITY   2868165      6,072   266,300 SH          SOLE      NONE     266,300
TIME WARNER CABLE USD0.01                  EQUITY   B63BPC8        665    26,813 SH          SOLE      NONE      26,813
ULTRA PETROLEUM CP COM NPV                 EQUITY   2714440      8,432   235,000 SH          SOLE      NONE     235,000
UTD TECHNOLOGIES COM USD1                  EQUITY   2915500     21,044   490,083 SH          SOLE      NONE     490,083
VERIZON COMMUN COM USD0.10                 EQUITY   2090571     29,348   974,700 SH          SOLE      NONE     974,700
WESTERN UNION COMP COM STK USD0.01         EQUITY   B1F76F9      1,079    85,800 SH          SOLE      NONE      85,800
EXXON MOBIL CORP COM NPV                   EQUITY   2326618      3,510    51,702 SH          SOLE      NONE      51,702
HARSCO CORP COM USD1.25                    EQUITY   2412700      6,636   300,000 SH          SOLE      NONE     300,000
                                                            $1,060,029